ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset and Liability
Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2017	2018
Customer A	$994,196	$15,827,579
Customer B	-	1,017,427
Customer C	4,651,317	-
Customer D	2,856,363	-
Customer E	2,291,448	-
Others	5,584,200	637,934
Total	$16,377,524	$17,482,940
Less: Advances from customers – short-term portion	$16,377,524	$10,213,940
Advances from customers – long-term portion	$-	$7,269,000